UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       June 30

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMM

Nuveen Multi-Market Income Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 139.6% (98.3% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Banks – 0.3%

200	Bank of America Corporation	7.250%		BB+	$260,294
	Total Convertible Preferred Securities (cost $159,350)				260,294

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 32.0% (22.5% of Total Investments)

	Aerospace & Defense – 0.8%

$300	Bombardier Inc., 144A	8.750%	12/01/21	B	$321,600
300	Triumph Group Inc.	4.875%	4/01/21	B–	295,080
600	Total Aerospace & Defense				616,680

	Auto Components – 0.3%

250	American & Axle Manufacturing Inc., 144A	6.250%	4/01/25	BB–	255,000

	Automobiles – 0.2%

100	Ford Motor Company	7.450%	7/16/31	BBB	129,445

	Banks – 0.7%

500	Citigroup Inc.	4.500%	1/14/22	A	537,732

	Capital Markets – 0.7%

500	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	561,101

	Chemicals – 2.1%

200	CF Industries Inc.	3.450%	6/01/23	BB+	197,500
250	Chemours Co	5.375%	5/15/27	B+	260,000
100	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	106,500
100	Hexion Inc.	6.625%	4/15/20	CCC+	89,500
200	Huntsman International LLC	4.875%	11/15/20	BB	211,750
200	Kissner Group Holdings LP, 144A	8.375%	12/01/22	B	202,000
375	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	380,625
200	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	207,250
1,625	Total Chemicals				1,655,125

	Commercial Services & Supplies – 1.5%

150	APX Group, Inc.	8.750%	12/01/20	CCC	154,688
200	Arch Merger Sub Inc., 144A	8.500%	9/15/25	B–	194,500
300	GFL Environmental Corporation, 144A	5.625%	5/01/22	B–	312,000
240	International Lease Finance Corporation	6.250%	5/15/19	BBB–	255,068
250	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	263,750
1,140	Total Commercial Services & Supplies				1,180,006

	Construction Materials – 0.4%

250	Norbord Inc., 144A	6.250%	4/15/23	BB+	273,750

	Containers & Packaging – 0.3%

200	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	197,000

	Diversified Consumer Services – 0.4%

250	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	275,890

NUVEEN	1

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 0.3%

$200	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	$210,000

	Diversified Telecommunication Services – 3.5%

300	AT&T, Inc.	3.800%	3/15/22	A–	312,414
250	CenturyLink Inc.	6.750%	12/01/23	BB+	252,897
99	Frontier Communications Corporation	8.500%	4/15/20	B+	96,030
350	GCI Inc.	6.875%	4/15/25	BB–	376,250
100	IntelSat Jackson Holdings	7.500%	4/01/21	CCC+	94,750
200	Level 3 Financing Inc.	5.250%	3/15/26	BB	204,938
350	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	403,812
500	Qwest Corporation	6.750%	12/01/21	BBB–	545,857
390	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	389,690
2,539	Total Diversified Telecommunication Services				2,676,638

	Electric Utilities – 0.9%

400	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	412,218
300	Intergen NV, 144A	7.000%	6/30/23	B1	292,500
700	Total Electric Utilities				704,718

	Electrical Equipment – 0.4%

275	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	288,750

	Energy Equipment & Services – 0.4%

150	Ensco PLC	4.500%	10/01/24	BB	124,500
200	SESI, LLC	7.125%	12/15/21	BB-	204,000
350	Total Energy Equipment & Services				328,500

	Equity Real Estate Investment Trusts – 1.0%

300	CommomWealth REIT	5.875%	9/15/20	BBB–	319,997
250	Geo Group Inc.	6.000%	4/15/26	B+	262,812
200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	208,000
750	Total Equity Real Estate Investment Trusts				790,809

	Food & Staples Retailing – 0.2%

200	Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B3	122,000

	Food Products – 0.3%

200	Fage International SA/ FAGE USA Dairy Industry, Inc., 144A	5.250%	12/01/21	BB–	208,000

	Gas Utilities – 0.9%

250	AmeriGas Partners LP/AmeriGas Finance Corporation	5.500%	5/20/25	BB	256,875
300	Ferrellgas LP	6.750%	1/15/22	B	291,000
150	Suburban Propane Partners LP	5.750%	3/01/25	BB–	148,500
700	Total Gas Utilities				696,375

	Health Care Providers & Services – 0.8%

225	Community Health Systems, Inc.	6.875%	2/01/22	CCC+	176,625
175	HCA Inc.	5.250%	6/15/26	BBB–	188,563
275	Kindred Healthcare Inc.	6.375%	4/15/22	B–	248,875
675	Total Health Care Providers & Services				614,063

	Health Care Technology – 0.3%

250	Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	245,625

	Hotels, Restaurants & Leisure – 0.6%

250	Carlson Travel, Inc., 144A	6.750%	12/16/23	B	248,125
200	Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	213,000
450	Total Hotels, Restaurants & Leisure				461,125

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 1.7%

$250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	$255,937
250	M-I Homes Inc., 144A	5.625%	8/01/25	BB–	255,312
250	PulteGroup Inc.	4.250%	3/01/21	BB+	259,375
250	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	251,875
250	William Lyon Homes Incorporated	5.875%	1/31/25	B–	256,250
1,250	Total Household Durables				1,278,749

	Independent Power & Renewable Electricity Producers – 0.4%

200	Dynegy Inc., 144A	8.000%	1/15/25	B+	207,000
100	Talen Energy Supply LLC	6.500%	6/01/25	B+	76,250
300	Total Independent Power & Renewable Electricity Producers				283,250

	Insurance – 0.1%

130	Genworth Holdings Inc.	4.800%	2/15/24	B	111,150

	Internet Software & Services – 0.6%

250	Donnelley Financial Solutions, Inc.	6.625%	8/01/26	B	267,500
200	Inception Merger Sub Inc. / Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	213,250
450	Total Internet Software & Services				480,750

	IT Services – 0.7%

250	Booz Allen Hamilton Inc., 144A	5.125%	5/01/25	B+	252,500
300	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	318,000
550	Total IT Services				570,500

	Media – 2.0%

250	CBS Radio, Inc., 144A	7.250%	11/01/24	B–	266,875
300	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	320,596
200	National CineMedia LLC	7.125%	12/15/21	Ba3	204,000
300	Numericable Group SA, 144A	7.375%	5/01/26	B+	323,250
200	Quebecor Media Inc.	5.750%	1/15/23	B+	217,500
200	VTR Finance BV, 144A	6.875%	1/15/24	BB–	211,500
1,450	Total Media				1,543,721

	Metals & Mining – 2.4%

120	Alcoa Inc.	5.400%	4/15/21	BBB–	128,736
250	Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB+	276,875
175	Allegheny Technologies Inc.	5.950%	1/15/21	B	178,500
300	Eldorado Gold Corporation, 144A	6.125%	12/15/20	B+	304,875
250	IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	264,063
200	Lundin Mining Corporation, 144A	5.250%	12/01/21	BB–	208,000
150	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.500%	6/15/25	BB–	154,875
150	Taseko Mines Limited, 144A	8.750%	6/15/22	B–	152,625
200	United States Steel Corporation, 144A	8.375%	7/01/21	BB+	221,000
1,795	Total Metals & Mining				1,889,549

	Multiline Retail – 0.1%

50	J.C. Penney Company Inc.	8.125%	10/01/19	B+	53,375

	Oil, Gas & Consumable Fuels – 2.9%

120	Calumet Specialty Products	7.625%	1/15/22	CCC+	117,900
200	Energy Transfer Equity LP	5.500%	6/01/27	BB+	210,500
125	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	11/29/24	B	126,250
200	Genesis Energy LP	5.625%	6/15/24	BB–	194,000
250	NGL Energy Partners LP/Fin Co	7.500%	11/01/23	B+	248,750
275	PBF Holding Company LLC, 144A	7.250%	6/15/25	BB	281,187
200	Southwestern Energy Company	7.500%	4/01/26	BB	207,750
300	Sunoco LP / Sunoco Finance Corp.	6.250%	4/15/21	BB–	314,355

NUVEEN	3

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)

$500	Transocean Inc., 144A	9.000%	7/15/23	BB	$538,750
2,170	Total Oil, Gas & Consumable Fuels				2,239,442

	Paper & Forest Products – 0.3%

250	Domtar Corporation	4.400%	4/01/22	BBB–	260,233

	Real Estate Management & Development – 0.7%

250	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	257,500
300	Mattamy Group Corporation, 144A	6.875%	12/15/23	BB	313,313
550	Total Real Estate Management & Development				570,813

	Road & Rail – 0.8%

200	Avis Budget Car Rental, 144A	6.375%	4/01/24	BB–	208,500
200	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	206,250
160	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B–	166,000
560	Total Road & Rail				580,750

	Semiconductors & Semiconductor Equipment – 0.3%

250	Micron Technology, Inc., 144A	5.250%	8/01/23	BB	260,750

	Specialty Retail – 0.3%

205	L Brands, Inc.	6.875%	11/01/35	BB+	199,875

	Technology Hardware, Storage & Peripherals – 0.2%

175	NCR Corporation	4.625%	2/15/21	BB	178,063

	Textiles, Apparel & Luxury Goods – 0.3%

225	Levi Strauss & Company	5.000%	5/01/25	BB+	237,094

	Tobacco – 0.3%

250	Vector Group Limited, 144A	6.125%	2/01/25	BB–	258,750

	Wireless Telecommunication Services – 0.9%

200	Digicel Limited, 144A	6.000%	4/15/21	B1	195,228
250	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	267,500
200	Sprint Capital Corporation	6.875%	11/15/28	B+	224,000
650	Total Wireless Telecommunication Services				686,728
$23,964	Total Corporate Bonds (cost $24,146,319)				24,711,874

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.6% (0.4% of Total Investments)

	Banks – 0.3%

$250	CIT Group Inc., Series A	5.800%	N/A (4)	B+	$259,687

	Commercial Services & Supplies – 0.3%

200	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	218,750
$450	Total $1,000 Par (or similar) Institutional Preferred (cost $453,944)				478,437

Principal Amount (000)	Description (1), (3)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 0.4% (0.3% of Total Investments)

	Banks – 0.4%

$100	Lloyds Banking Group PLC	7.500%	N/A (4)	BB+	$112,125
200	Societe Generale, 144A	7.375%	N/A (4)	BB+	216,500
$300	Total Contingent Capital Securities (cost $304,589)				328,625

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 105.3% (74.2% of Total Investments)

$1,113	321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	A3	$1,218,309
500	321 Henderson Receivables LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	494,023
498	321 Henderson Receivables LLC, Series 2017-1A, 144A	3.990%	8/16/60	Aaa	500,114
331	321 Henderson Receivables LLC., Series 2010-1A, 144A	9.310%	7/15/61	Aa1	388,917
460	321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	A3	492,298
309	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	349,907
750	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	816,758
1,716	American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/45	N/R	17
405	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	449,003
500	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	395,011
61	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	9,854
19	Bank of America Funding Trust, Series 2003-3	4.750%	10/25/18	AA+	18,827
58	Barclays BCAP LLC Trust, Resecuritized Series 2009-RR14, 144A	6.000%	5/26/37	A	58,052
500	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	504,007
65	Bayview Financial Acquisition Trust 2003-AA, 144A	6.072%	2/25/33	A+	65,192
92	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	CCC	89,170
103	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	101,728
150	Bayview Financial Acquisition Trust, Series 2006-D	5.932%	12/28/36	A2	151,588
89	Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AA+	91,740
527	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	A+	527,812
1	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2006-A	5.704%	2/28/41	AAA	1,013
180	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	5.160%	3/25/33	BB+	183,691
500	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CD3	5.688%	10/15/48	Caa2	256,909
275	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.261%	3/10/48	A–	274,252
511	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.643%	10/10/48	A–	497,711
500	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A, (1-Month LIBOR reference rate + 3.000% spread), (9)	4.235%	10/15/34	A–	505,310
48	Conns Receivables Funding Trust II, Series 2016-B, 144A	3.730%	10/15/18	BBB+	48,510
198	CountryWide Alternative Loan Trust 2005-86CB A10	5.500%	2/25/36	Caa3	175,728
149	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2003-J3	5.250%	11/25/33	BBB	148,912
178	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J2	6.500%	3/25/34	AA	184,358
366	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	A+	372,147
174	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-47CB	5.500%	10/25/35	Caa3	148,579
327	Countrywide Asset-Backed Certificates Trust, Series 2004-13	5.603%	5/25/35	Baa1	332,316
161	Credit Suisse Commercial Mortgage Trust 2009-3R, 144A	6.000%	1/27/37	AAA	161,260
204	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	168,823
533	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.155%	4/25/33	BBB–	530,414
316	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	D	51,977
200	Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass-Through Certificates, Series 2004-6	5.821%	4/25/35	BB	201,972
712	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	AA	732,397
487	DB Master Finance LLC, Series 2015-1A, 144A (WI/DD)	3.980%	2/20/45	BBB	498,727
668	Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	664,854
711	Exeter Auto Receivables Trust, Series 2013-2A, 144A	6.810%	8/17/20	A–	723,798
500	Exeter Auto Receivables, Series 2014-1A, 144A	5.530%	2/16/21	BBB	511,460
7	Fannie Mae Mortgage Pool, (5)	5.000%	11/01/18	Aaa	7,638
31	Fannie Mae Mortgage Pool, (5)	5.000%	2/01/21	Aaa	32,106
952	Fannie Mae Mortgage Pool, (5)	3.500%	12/01/26	Aaa	991,463
917	Fannie Mae Mortgage Pool, (5)	3.500%	1/01/27	Aaa	955,203

NUVEEN	5

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$40	Fannie Mae Mortgage Pool, (5)	6.000%	5/01/29	Aaa	$45,662
23	Fannie Mae Mortgage Pool, (5)	7.000%	9/01/31	Aaa	25,538
28	Fannie Mae Mortgage Pool, (5)	5.500%	6/01/33	Aaa	31,775
92	Fannie Mae Mortgage Pool, (5)	6.000%	1/01/34	Aaa	103,533
104	Fannie Mae Mortgage Pool, (5)	5.500%	2/01/34	Aaa	116,004
100	Fannie Mae Mortgage Pool, (5)	6.000%	3/01/34	Aaa	109,603
92	Fannie Mae Mortgage Pool, (5)	6.000%	1/01/35	Aaa	105,138
55	Fannie Mae Mortgage Pool, (5)	5.000%	7/01/35	Aaa	60,464
23	Fannie Mae Mortgage Pool, (5)	5.500%	3/01/36	Aaa	26,036
65	Fannie Mae Mortgage Pool, (5)	6.000%	6/01/36	Aaa	73,397
86	Fannie Mae Mortgage Pool, (5)	5.500%	4/01/37	Aaa	95,663
84	Fannie Mae Mortgage Pool, (5)	5.500%	6/01/38	Aaa	94,038
1,600	Fannie Mae Mortgage Pool, (5)	3.500%	2/01/44	Aaa	1,650,727
2,241	Fannie Mae Mortgage Pool, (5)	3.500%	5/01/46	Aaa	2,312,355
2,656	Fannie Mae Mortgage Pool, (5)	3.000%	2/01/47	Aaa	2,665,715
246	Fannie Mae Mortgage Pool	4.000%	7/01/47	Aaa	258,804
109	Fannie Mae REMIC Pass-Through Certificates	7.500%	2/25/42	Aaa	122,659
537	Fannie Mae REMIC Pass-Through Certificates	3.811%	12/25/42	AAA	253,311
75	Fannie Mae REMIC Pass-Through Certificates	5.258%	7/25/44	Aaa	2,624
2,975	Fannie Mae TBA, Mortgage Pool, (MDR), (WI/DD)	4.500%	TBA	Aaa	3,192,198
4,605	Fannie Mae TBA, Mortgage Pool, (MDR), (WI/DD)	4.000%	TBA	Aaa	4,846,762
2,000	Fannie Mae TBA, Mortgage Pool, (MDR), (WI/DD)	3.500%	TBA	Aaa	2,061,016
2,500	Fannie Mae TBA, Mortgage Pool, (MDR), (WI/DD)	3.000%	TBA	Aaa	2,506,836
3,319	Federa Home Loan Mortgage Corporation, Mortgage Pool, (5)	3.000%	4/01/43	Aaa	3,349,148
499	Focus Brands Funding LLC, Asset Backed Security, 144A	3.857%	4/30/47	BBB	504,316
2,107	Freddie Mac Gold Mortgage Pool, (5)	3.000%	1/01/29	Aaa	2,166,142
2,945	Freddie Mac Gold Mortgage Pool, (5)	3.000%	6/01/46	Aaa	2,956,837
28	Freddie Mac Mortgage Pool, Various, (5)	6.500%	11/01/28	Aaa	31,683
1,411	Freddie Mac Mortgage Pool, (5)	3.500%	1/01/44	Aaa	1,462,496
1,369	Freddie Mac Mortgage Pool, (5)	3.500%	2/01/44	Aaa	1,418,597
199	Freddie Mac Mortgage Trust 2013-KF02, 144A (1-Month LIBOR reference rate + 3.000% spread), (9)	4.232%	12/25/45	Baa1	201,181
750	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K709, 144A	3.872%	4/25/45	BBB	758,303
750	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.481%	5/25/45	A	756,541
250	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.980%	1/25/47	Baa1	252,759
500	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB–	478,360
500	GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	432,118
108	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	CCC	108,371
613	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	680,557
64	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	3.380%	10/25/33	A	64,306
534	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP1, 144A	8.500%	1/25/35	B2	599,066
747	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	805,826
499	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	8.000%	9/25/35	B3	541,360
802	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	850,463
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	413,895
252	Government National Mortgage Association Pool, (5)	5.500%	8/15/33	Aaa	291,913
123	Government National Mortgage Association Pool, (5)	6.000%	7/15/34	Aaa	138,352
315	GP Portfolio Trust 2014-GPP A, 144A, (1-Month LIBOR reference rate + 3.000% spread), (9)	4.227%	2/15/27	BBB–	315,873
313	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	298,493
71	IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass-Through Certificates, Series 2004-A2	4.000%	5/25/34	AA+	71,726
500	Jimmy Johns Funding LLC, Series 2017-1A, 144A	3.610%	7/30/47	BBB	502,640

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$346	JP Morgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	$310,488
750	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C, 144A	5.581%	7/15/46	A	803,899
63	Lehman ABS Manufactured Housing Contract Asset Backed Certificates, Series 2001B	4.350%	4/15/40	AA	64,045
410	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B3	426,851
115	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AA	116,852
1,209	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AA+	1,304,481
984	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,063,951
83	Mid-State Trust 2004-A	8.900%	8/15/37	BBB	93,681
197	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	215,545
806	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	845,327
298	Mid-State Trust XI	5.598%	7/15/38	A+	315,968
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.914%	6/15/47	BBB–	452,504
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.383%	4/15/48	BBB–	423,785
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25	3.068%	10/15/48	BBB–	404,835
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.747%	1/15/49	A3	522,923
108	Morgan Stanley Mortgage Loan Trust, Pass-Through Certificates, 2006-2	5.750%	2/25/36	Caa2	107,899
333	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	338,926
409	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	A+	428,029
360	Mortgage Asset Securitization Transactions Inc., Mortgage Pass-Through Certificates, Series 2003-11	5.250%	12/25/33	A	364,161
250	New Residential Advance Receivable Trust, Series 2016-T1, 144A	4.377%	6/15/49	BBB	250,946
500	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	501,550
538	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-1A, 144A	6.035%	1/25/54	BB	565,071
110	Oakwood Mortgage Investors Inc., Series 1999-A	6.090%	4/15/29	Aa1	111,515
500	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	488,278
500	OMART Receivables Trust, Series 2017-T1, 144A	3.536%	9/15/48	BBB	500,250
500	Pretium Mortgage Credit Partners I, Series 2017-NPL1, 144A	5.500%	4/29/32	N/R	489,341
291	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	292,478
622	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass-Through Certificates, Series 2004-KS1	5.721%	2/25/34	Baa3	635,764
77	Residential Funding Mortgage Securities II, Inc., Home Loan Backed Notes Trust 2003-HI4	6.030%	2/25/29	A+	78,097
252	Residential Funding Mortgage Trust I, 2007-S9	6.000%	10/25/37	N/R	216,793
224	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	226,768
765	Springleaf Mortgage Loan Trust 2013-2A, 144A	4.480%	12/25/65	A+	762,931
703	Springleaf Mortgage Loan Trust 2013-2A, 144A	3.520%	12/25/65	AA	701,537
220	Springleaf Mortgage Loan Trust, Series 2013-3A, 144A	5.000%	9/25/57	A–	220,543
801	Springleaf Mortgage Loan Trust, Series 2013-3A, 144A	5.000%	9/25/57	BBB	794,950
244	Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-29	5.250%	9/25/33	A	247,142
1,138	Taco Bell Funding LLC, Series 2016-1A, 144A	3.832%	5/25/46	BBB	1,160,701
1,200	V Mortgage LLC, Pass-Through Certificate , Series 2014-NPL1, 144A	4.750%	4/27/54	N/R	1,195,902
498	Vericrest Opportunity Loan Transferee, Series 2015-NLP4, 144A	4.250%	2/25/55	N/R	500,818
500	Vericrest Opportunity Loan Transferee, Series 2015-NP14, 144A	4.875%	11/27/45	N/R	501,131
500	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	6.000%	2/25/47	N/R	504,069
500	Vericrest Opportunity Loan Transferee, Series 2017-NPL5, 144A	5.375%	5/28/47	N/R	497,247
500	Verus Securitization Trust, Series 2017-1A, 144A	5.273%	1/25/47	BBB	500,105
50	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	49,721
35	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS1	5.250%	2/25/18	N/R	34,848

NUVEEN	7

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$474	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS4	5.500%	2/25/33	AA+	$478,061
215	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-S6	4.500%	7/25/18	BBB	215,301
180	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-S8	5.000%	9/25/18	AA	179,925
35	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.248%	8/25/38	AA	37,119
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.645%	9/15/58	BBB–	436,400
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	379,346
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A1	791,360
686	Wendy’s Funding LLC, Series 2015-1A, 144A	4.080%	6/15/45	BBB	702,485
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	Aa2	265,106
$82,535	Total Asset-Backed and Mortgage-Backed Securities (cost $80,790,328)				81,412,784

Shares	Description (1), (6)				Value

	INVESTMENT COMPANIES – 0.7% (0.5% of Total Investments)

32,000	Blackrock Credit Allocation Income Trust IV				$434,240
7,036	Pioneer Floating Rate Trust				84,150
	Total Investment Companies (cost $483,429)				518,390

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.3% (0.2% of Total Investments)

	Argentina – 0.2%

$100	Republic of Argentina	5.625%	1/26/22	B	$104,900

	El Salvador – 0.1%

100	Republic of El Salvador, 144A	5.875%	1/30/25	CCC+	98,000
$200	Total Sovereign Debt (cost $199,718)				202,900
	Total Long-Term Investments (cost $106,537,677)				107,913,304

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.4% (1.7% of Total Investments)

	REPURCHASE AGREEMENTS – 2.4% (1.7% of Total Investments)

$1,829	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $1,828,641, collateralized by $1,900,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $1,867,970	0.120%	10/02/17		$1,828,623
	Total Short-Term Investments (cost $1,828,623)				1,828,623
	Total Investments (cost $108,366,300) – 142.0%				109,741,927
	Reverse Repurchase Agreements – (26.2)%				(20,260,000)
	Other Assets Less Liabilities – (15.8)% (7)				(12,197,101)
	Net Assets – 100%				$77,284,826

8	NUVEEN

Investments in Derivatives as of September 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/(Payable)
U.S. Treasury 2-Year Note	Short	(1)	12/17	$(216,246)	$(215,703)	$543	$125
U.S. Treasury 5-Year Note	Short	(40)	12/17	(4,736,966)	(4,700,000)	36,966	6,562
U.S. Treasury 10-Year Note	Short	(117)	12/17	(14,801,567)	(14,661,563)	140,005	27,422
U.S. Treasury Long Bond	Short	(16)	12/17	(2,470,605)	(2,445,000)	25,605	(500)
U.S. Treasury Ultra Bond	Long	34	12/17	5,700,250	5,614,250	(86,000)	(86,000)
Total				$(16,525,134)	$(16,408,016)	$117,119	$(52,391)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Optional Maturity Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month USD-LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$28,326	$28,326

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$260,294	$—	$—	$260,294
Corporate Bonds	—	24,711,874	—	24,711,874
$1,000 Par (or similar) Institutional Preferred	—	478,437	—	478,437
Contingent Capital Securities	—	328,625	—	328,625
Asset-Backed and Mortgage-Backed Securities	—	81,412,784	—	81,412,784
Investment Companies	518,390	—	—	518,390
Sovereign Debt	—	202,900	—	202,900

Short-Term Investments:
Repurchase Agreements	—	1,828,623	—	1,828,623

Investments in Derivatives:
Futures Contracts*	117,119	—	—	117,119
Interest Rate Swaps*	—	28,326	—	28,326
Total	$895,803	$108,991,569	$—	$109,887,372
*	Represents net unrealized appreciation (depreciation).

NUVEEN	9

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$108,617,803
Gross unrealized:
Appreciation	2,558,971
Depreciation	(1,434,847)
Net unrealized appreciation (depreciation) of investments	$1,124,124

Tax cost of futures	$117,119
Net unrealized appreciation (depreciation) of futures	$—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	$28,326

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(9)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

REIT	Real Estate Investment Trust

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017